Total
INVESCO Income Allocation Fund
Fund Summary
Investment Objective(s)
The Fund's investment objective is current income
and, secondarily, growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - INVESCO Income Allocation Fund	Class A		Class C	Class R	Class Y	CLASS R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INVESCO Income Allocation Fund	Class A	Class C	Class R	Class Y	CLASS R5	Class R6
Management Fees	none	none	none	none	none	none
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	none	none	none
Other Expenses	0.18%	0.18%	0.18%	0.18%	0.16%	0.09%
Acquired Fund Fees and Expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses	0.85%	1.60%	1.10%	0.60%	0.58%	0.51%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - INVESCO Income Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	632	806	995	1,541
Class C	263	505	871	1,699
Class R	112	350	606	1,340
Class Y	61	192	335	750
CLASS R5	59	186	324	726
Class R6	52	164	285	640

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - INVESCO Income Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	632	806	995	1,541
Class C	163	505	871	1,699
Class R	112	350	606	1,340
Class Y	61	192	335	750
CLASS R5	59	186	324	726
Class R6	52	164	285	640

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds (ETFs) and other pooled investment vehicles advised by Invesco Capital Management LLC (Invesco Capital) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (the underlying funds). Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund invests its assets in a selection of underlying funds which invest primarily in international or domestic equities, fixed-income securities or real estate investment trusts (REITs). The Fund’s target allocation is to invest 60%-70% of its total assets in underlying funds that invest primarily in fixed-income securities and 30%-40% of its total assets in underlying funds that invest primarily in equity securities, including REITs.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without notice to, or approval by, shareholders.
In attempting to meet their investment objectives or to manage subscription and redemption requests, certain underlying funds engage in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	9.32%
Worst Quarter	March 31, 2020	-14.79%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - INVESCO Income Allocation Fund		1 Year	5 Years	10 Years		Inception Date
Class A		(16.64%)	0.18%	3.12%		Oct. 31, 2005
Class C		(13.29%)	0.57%	3.08%		Oct. 31, 2005
Class R		(11.91%)	1.09%	3.45%		Oct. 31, 2005
Class Y		(11.48%)	1.58%	3.96%		Oct. 03, 2008
CLASS R5		(11.55%)	1.56%	3.95%		Oct. 31, 2005
Class R6		(11.51%)	1.57%	3.84%	[1]	Apr. 04, 2017
After Taxes on Distributions | Class A		(17.65%)	(1.32%)	1.65%
After Taxes on Distributions and Sale of Fund Shares | Class A		(9.71%)	(0.35%)	1.87%
Custom Invesco Income Allocation Index2	[2]	(14.62%)	3.22%	4.79%
Lipper Mixed-Asset Target Allocation Conservative Funds Index		(12.70%)	2.10%	3.53%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		(18.11%)	9.42%	12.56%
[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[2]	Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500® Index (reflects no deduction for fees, expenses or taxes), MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes), FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or other taxes) and Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or other taxes). The composition of the index may change based on the Fund's target asset allocation. The current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund's objectives.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.